Note 9 - Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2016
Notes Tables
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Nonvested shares	Shares	Weighted- average grant date fair value
Balance at October 31, 2015	830,817	$3.98
Granted	36,584	2.31
Vested	(146,908)	3.98
Forfeited	(53,445)	3.96
Balance at October 31, 2016	667,048	$3.89